Subsequent Events (Details) - Subsequent event $ in Millions, ₩ in Billions	1 Months Ended
	May 31, 2024 shares	Apr. 30, 2024 USD ($)	Apr. 30, 2024 KRW (₩)	Apr. 30, 2024 KRW (₩)
Historical convertible promissory notes notes.
Subsequent Events
Principal amount | $		$ 0.6
Share Reserve
Subsequent Events
Maximum number of shares of Common stock | shares	3,983,334
Share Reserve | ESPP 2024
Subsequent Events
Reserve share | shares	600,000
M-Venture Investment, Inc.
Subsequent Events
Term loan outstanding		3.0		₩ 4.0
Principal amount of loan extended maturity date from April 2024 to June 2024		0.7		1.0
M-Venture Investment, Inc. | Term loans
Subsequent Events
Term loan outstanding		4.4		6.0
Repayment of short term loan		1.5	₩ 2.0
Principal amount of loan extended maturity date from April 2024 to July 2024		$ 3.7		₩ 5.0
B. Riley Principal Capital II, LLC
Subsequent Events
Period for issuance of stock		24 months	24 months
Common stock purchase agreement | B. Riley Principal Capital II, LLC
Subsequent Events
Maximum aggregate amount of stock issuance | $		$ 50.0